Share Based Remuneration - Summary of Main Assumptions Used to Determine Fair Values (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) yr	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 GBP (£) yr	Dec. 31, 2016 EUR (€) yr	Dec. 31, 2015 GBP (£) yr	Dec. 31, 2015 EUR (€) yr
RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility	16.00%	16.00%	17.00%	17.00%	19.00%	19.00%
Expected option life | yr	4	4	4	4	4	4
Expected dividend yield	3.00%	3.00%	3.00%	3.00%	3.50%	3.50%
Risk-free interest rate	0.30%	0.30%	0.70%	0.70%	0.80%	0.80%
RELX PLC [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected lapse rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
RELX PLC [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected lapse rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
RELX PLC [member] | Share option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price at date of grant | £	£ 15.44		£ 12.52		£ 11.44
RELX PLC [member] | Conditional shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price at date of grant | £	£ 15.07		£ 12.68		£ 11.55
RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Expected option life | yr	4	4	4	4	4	4
Expected dividend yield	3.00%	3.00%	3.00%	3.00%	4.20%	4.20%
Risk-free interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
RELX NV [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected lapse rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
RELX NV [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected lapse rate	5.00%	5.00%	4.00%	4.00%	4.00%	4.00%
RELX NV [member] | Share option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price at date of grant | €		€ 17.04		€ 15.31		€ 14.80
RELX NV [member] | Conditional shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price at date of grant | €		€ 16.71		€ 15.28		€ 14.98